Share Capital (Schedule of Share Capital Activity) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of classes of share capital [line items]
Fair value of warrants exercised, Number of shares | shares	4,400
Beginning Balance, Amount	$ 10,382	$ 20,248
Fair value of warrants exercised, Amount	1,966
Cash proceeds on exercise, Amount	20
Ending Balance, Amount	23,496	$ 10,382
Series A and B Warrants [member]
Disclosure of classes of share capital [line items]
Loss on revaluation to fair value, Amount